Other Payables (Details) - Schedule of Other Payables - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Payables [Abstract]
Payables to non-trade vendors and service providers	$ 6,060	$ 5,531
Accrued salary	13	2
Others	1,419	5,548
Total other payables	$ 7,492	$ 11,081